Net income per ordinary share	9 Months Ended
Sep. 30, 2016
Net income per ordinary share
6. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,734,773	58,659,782	55,355,020	59,728,608
Effect of dilutive share options outstanding	910,466	1,710,116	1,120,299	2,057,241
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	56,645,239	60,369,898	56,475,319	61,785,849